Related Party Transactions (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Nova Park Investment Activity
The following table provides the activity for the NovaPark investment for the three and nine months ended September 30, 2022 and 2021 (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Beginning balance	$715	$693	$573	$672
Earnings from equity method investment	9	31	151	76
Distribution from NovaPark	—	(12)	—	(36)
Ending balance	$724	$712	$724	$712
The following table provides the activity for the NovaPark investment for the years ended December 31, 2021 and 2020 (in thousands):
	Year Ended December 31,
	2021	2020
Beginning balance	$672	$849
Losses of equity method investment	(96)	(71)
Distribution from NovaPark	(3)	(106)
Ending balance	$573	$672